Accounting Polices (Policies)	12 Months Ended
Dec. 31, 2020
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Basis of preparation
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis (see below) and under the historical cost convention, except for assets and liabilities measured at fair value under relevant accounting standards. The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (‘IFRSs’) as issued by the IASB and with IFRSs adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union and with international accounting standards as applied in accordance with the provisions of the Companies Act 2006. IFRSs adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union differ in certain respects from IFRSs as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.

Going Concern
Going concern
The impact of the
Covid-19
pandemic on the hospitality industry has been severe. Through 2020, many of the Group’s hotels were temporarily closed, while others experienced historically low levels of occupancy and room rates.
The Group’s
fee-based
model and wide geographic spread mean that it is well placed to manage through these uncertain times. The Group has taken various actions to manage cash outflows, including a reduction in staff costs, professional fees, capital expenditure and the suspension of the ordinary dividend. Overall fee business costs have been reduced by $150m, and capital expenditure by over
$100m
on prior year levels. The Group has also taken actions to reduce costs for owners and support them in managing their cash flows. Combined, these actions resulted in the Group mitigating the significant reduction in fee revenue and System Fund assessment fees to generate a free cash flow in the year of $29ma.
The Group has taken steps to strengthen its liquidity, including agreeing amendments of existing covenants on its syndicated and bilateral revolving credit facilities (‘the bank facilities’) until December 2022 and issuing £600m commercial paper under the UK’s Covid Corporate Financing Facility (‘CCFF’) which is repayable in March 2021. The covenant amendment agreements introduce a minimum liquidity covenant of
$400m
tested at half year and full year up to and including 31 December 2022. Minimum liquidity includes undrawn amounts from the bank facilities. The leverage ratio and interest cover covenants have been waived at June 2021 and December 2021. The covenants at June 2022 have been amended to require less than 7.5x
for the leverage ratio and greater
than 1.5x
for interest cover (see note 24). The maturities of the bank facilities have also been extended to September 2023.
In October 2020 the Group issued two new bonds, a four-year €500m 1.625% bond and an eight-year £400m 3.375% bond. At the same time, a tender offer was completed on the £400m 3.875% November 2022 bond and £227m was repaid early from the new bond proceeds. These actions have increased the Group’s liquidity, extended its debt maturity profile and reduced the Group’s overall average cost of bond financing.

a
Definitions for Non-GAAP measures can be found on pages 47 to 51. Reconciliations of these measures to the most directly comparable line items within the Group Financial Statements can be found on pages 212 to 216.

As at 31 December 2020 the Group had total liquidity of $2,925m, comprising $1,350m of undrawn bank facilities and $1,575m of cash and cash equivalents (net of overdrafts and restricted cash).

A period of 18 months has been used, from 1 January 2021 to
30 June 2022, to complete the going concern assessment. There remains unusually limited visibility on the pace and scale of market recovery and therefore there are a wide range of possible planning scenarios over the going concern period. In adopting the going concern basis for preparing these financial statements the Directors have considered a scenario (the ‘Base Case’) which is based on a gradual improvement in demand during 2021 as vaccines become more widely available, and a steady but gradual improvement to the end of 2023 by when RevPAR is expected to reach 90% of 2019 levels. Also, it has been assumed that the CCFF is repaid at maturity in March 2021. There are no other debt maturities in the period under consideration. The assumptions applied in the going concern assessment are consistent with those used for Group planning purposes and for impairment testing (see further detail on page 135). Under this scenario, the Group is forecast to generate positive cash flows over the
18-month
period of assessment and the bank facilities remain undrawn. The principal risks and uncertainties which could be applicable have been considered and are able to be absorbed within the
$400m liquidity covenant and amended covenant requirements.
The Directors have also reviewed a ‘Downside Case’ scenario which assumes a slower impact from vaccine rollout and is based on the performance of the second half of 2020 continuing throughout 2021, with the recovery to 2019 levels starting in 2022. Under this scenario, the Group is also forecast to generate a positive cash flow over the
18-month
period and the bank facilities remain undrawn. The Downside Case was used to set the amended covenants and there is limited headroom to the covenants at 30 June 2022 to absorb additional risks. However, based on experience in 2020, the Directors reviewed a number of actions, such as reductions in bonuses and other discretionary spend, creating substantial additional headroom. After these actions are taken, the principal risks and uncertainties which could be applicable can be absorbed within the amended covenant requirements.
In the Downside Case, the Group has substantial levels of existing cash reserves available (approximately
$800m
at 30 June 2022) and is not expected to draw on the bank facilities. These cash reserves would increase after the additional actions are taken as described above. The Directors reviewed a reverse stress test scenario to determine how much additional RevPAR downside could be absorbed before utilisation of the bank facilities would be required. The Directors concluded that the outcome of this reverse stress test showed that it was very unlikely the bank facilities would need to be drawn.
The leverage and interest cover covenant tests at 30 June 2022, the last day of the assessment period, have been considered as part of the Base Case and Downside Case scenarios. However, as the bank facilities are unlikely to be drawn even in a scenario significantly worse than the downside scenario, the Group does not need to rely on the additional liquidity provided by the bank facilities to remain a going concern. This means that in the event the covenant test was failed, the bank facilities could be cancelled by the lenders but it would not trigger a repayment demand or create a cross-default risk. In the event that a further covenant amendment was required, the Directors believe it is reasonable to expect that such an amendment could be obtained based on prior experience in negotiating the 2020 amendments. The Group also has alternative options to manage this risk including raising additional funding in the capital markets.
Having reviewed these scenarios, the Directors have a reasonable expectation that the Group has sufficient resources to continue operating until at least 30 June 2022 and there are no material uncertainties that may cast doubt on the Group’s going concern status. Accordingly, they continue to adopt the going concern basis in preparing the Financial Statements.

Change in accounting policy
Change in accounting policy
The Group operates a deferred compensation plan in the US which allows certain employees to make additional provision for retirement, through the deferral of salary with matching company contributions within a dedicated trust. The Group has reassessed the accounting judgement for this plan which was previously not consolidated based on a control analysis as disclosed in the Group’s prior year financial statements. The Group has revisited the judgement regarding the extent of its control over the plan by placing more weighting on some of the Group’s legal rights and, giving consideration to both IFRS 10 ‘Consolidated Financial Statements’ and IAS 19 ‘Employee Benefits’, the Group has changed its accounting policy and has recognised the related assets and liabilities on the balance sheet (see note 25). The Group’s obligation to employees under the plan is limited to the fair value of assets held by the plan and so the assets and liabilities are valued at the same amount, with no net impact on profit or loss. The effect on the Consolidated Financial Statements is the recognition and presentation of deferred compensation plan investments of
$236m (2019: $218m, 2018: $193m)
and matching deferred compensation plan liabilities. There is no net impact on the comparative income statements, nor would there have been any net impact on the Group income statement in earlier periods.

Presentational currency
Presentational currency
The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating (loss)/profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the rates of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Parent Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and intercompany balances.

Critical accounting policies and the use of judgements, estimates and assumptions
Critical accounting policies and the use of judgements, estimates and assumptions
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements, or the reported amounts of revenues and expenses during the reporting period, or could do so within the next financial year.
Judgements
System Fund
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. Assessments are generally levied as a percentage of hotel revenues.
The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that critical estimates and assumptions are used in the areas described below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances.
Loyalty
programme
The hotel loyalty programme, IHG Rewards, enables members to earn points, funded through hotel assessments, during each qualifying stay at an IHG branded hotel and consume points at a later date for free accommodation or other benefits. The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’. On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of the number of points that will never be consumed (‘breakage’).
Significant estimation uncertainty exists in projecting members’ future consumption activity and how this may be impacted by
Covid-19.
The Group has extended its policies for points expiration and elite status in response to
Covid-19
which, together with the impact of a gradual market recovery, will extend the period over which members consume points. These actions are expected to limit further increases in breakage in the short term and member behaviour patterns are estimated to return to pre-crisis
levels over

the longer term. However, if the outcome of these actions is different to expectations or member behaviour changes significantly during the recovery period, future breakage estimates could increase or decrease. At 31 December 2020, deferred revenue relating to the loyalty programme was $1,245m (2019: $1,233m, 2018: $1,181m).
Based on the conditions existing at the balance sheet date, a one percentage point decrease/increase in the breakage estimate relating to earned points would increase/reduce this liability by $50m.

Actuarial gains and losses would correspondingly adjust the amount of System Fund revenues recognised and deferred revenue in the Group statement of financial position.
Impairment of
non-current
assets
During 2020,
Covid-19
has resulted in social distancing measures and travel restrictions coming into effect around the world. Occupancy levels have dropped to historic lows and fallen short of the Group’s expectations of reasonably possible outcomes for the 2020 financial year which had been used to assess impairment as at 31 December 2019. Disruption to travel continues, with limited forward visibility on the pace and scale of market recovery.
The impact of this trading downturn on the Group was considered a trigger for impairment testing of all non-current
assets whose value is able to be assessed independently. Assets that do not generate independent cash flows were tested for impairment within the cash-generating unit (‘CGU’), or group of CGUs, to which they belong. Discounted cash flow techniques were used in most cases to calculate the recoverable amount, and in certain cases external valuers were engaged to assess fair value less costs of disposal. The key assumption in all the internal cash flow projections is RevPAR growth over the expected recovery period. To estimate this, management used economic and travel demand forecasts from Oxford Economics and Tourism Economics, respectively. These were overlaid with the Group’s expectation of how the pace of a vaccine rollout will result in an industry recovery, together with management’s experience of recovery periods following previous crises. Management assumed that vaccines will become widely available during 2021, which will begin to have a positive impact on travel in the second half of the year. Further adjustments were made to reflect the Group’s performance relative to the industry, taking into account the Group’s weighting to more resilient midscale hotels, and higher exposure to domestic travel and non-groups
business. The RevPAR projections used are specific to individual countries or markets, and in the US are specific to each chainscale. In this scenario, Group RevPAR is forecast to recover to 90% of 2019 levels by the end of 2023, and to 100% by 2025. The five-year recovery period from 2021 assumes that corporate travel recovers slowly as businesses control costs in the wake of the pandemic and that international travel and groups business takes longer to recover due to ongoing social distancing measures. There remains a wide range of possible planning scenarios; the Base Case projections used are consistent with those used for Group planning purposes and for going concern and viability assessments.
Non-current
assets subject to a material impairment charge in the year, or where the asset was not impaired but is materially sensitive to impairment on a change in key assumptions, are discussed further below:

North America hotels
An impairment charge of $35m was recognised in the year on property, plant and equipment relating to three premium-branded hotels in North America. The recoverable amount was measured at value in use, using a discounted cash flow approach that measures the present value of projected income flows (over a
10-year
period) and the reversion of the property sale. The key assumptions are RevPAR growth (forecast as outlined above), discount rates and terminal capitalisation rates. Cash flows beyond the five-year period are extrapolated using a US long-term growth rate of 1.7% which does not exceed the long-term average US growth rate. Estimated future cash flows were discounted at pre-tax
rates of
11.0%-12.0%
and capitalisation rates of
7.5%-9.0%
were used to calculate the eventual sales values of the hotels.
The sensitivity to the key assumptions is as follows:

•	A slower recovery aligned with the Downside Case described on page 133 would have increased the impairment charge by $4m;

•	A RevPAR recovery over a four-year period (one year faster than the Base Case assumption) would have reduced the impairment charge by $9m; and

•	A one percentage point increase/decrease in both the discount rate and terminal capitalisation rate used would have resulted in a higher/lower impairment charge of $6m/$8m respectively.
UK portfolio
The trading conditions relating to the UK portfolio are described in note 6. An impairment charge of $50m was recognised during the year on property, plant and equipment in the UK leased hotels. The recoverable amount was measured at value in use, using a discounted cash flow approach. The key assumptions are 2021 revenues and profits, which are based on hotel budgets. For the purposes of impairment testing it is assumed that the landlord will exercise a termination right such that the current leases end in 2022 and that the hotels remain loss-making over this period. On this basis, the recoverable amount of the property, plant and equipment tested for impairment was assessed as $nil. Estimated future cash flows were discounted at a pre-tax
rate of 10.1%.
There is no downward sensitivity to the key assumptions as the value of non-current
assets in the UK portfolio is $nil, and no sensitivity to changes in the discount rate. Without a change to the existing lease agreement, there is no reasonably possible change in assumptions that would cause the recoverable amount to increase above $nil.
Contingent purchase consideration in relation to the UK portfolio comprises the above-market element of the expected lease payments to the landlord and includes variable rentals which are based on hotel performance. A fair value gain of
$21m
was recorded in the year arising from a reduction in variable rentals payable, which reduced the value of contingent consideration to $nil. As above, there is no significant sensitivity to changes in the key assumptions used. Information on the fair value calculation is included in note 25. Given the materiality of the items and the fact that the same underlying cash flows have been used to test for impairment and to measure the fair value of contingent purchase consideration, they have been classified as exceptional items (see note 6).
US corporate headquarters
As a response to workplace efficiency studies conducted in 2019, the reorganisation completed in 2020 (see note 6) and the anticipated impact of
Covid-19
on working habits, in 2020 management approved a decision to sublet, and commenced marketing of, approximately half of the space in the Group’s US corporate headquarters. The corporate workforce will be consolidated in the retained space and the area to be sublet is expected to be vacated in the first half of 2021. The sublease rentals are expected to be lower than the head lease rentals which, together with the impact of the expected time taken and costs incurred to sublet the space, result in the recoverable value of the assets being significantly below carrying value. This has resulted in an impairment charge of
$50m at 31 December 2020.
The recoverable amount was measured at fair value less costs of disposal, which is considered to be equivalent to value in use. The key assumptions are the time taken to successfully sublet the whole space (over 2021-2023) and sublease rentals per square foot. A pre-tax
discount rate of 8.5% was applied. Within the fair value hierarchy, this is categorised as a Level 3 fair value measurement.
The sensitivity to the key assumptions is as follows:

•	An additional vacancy period of 12 months would result in a higher impairment charge of $4m;

•	Subletting all floors by the end of 2021 would result in a lower impairment charge of $1m; and

•	A decrease/increase of 8% in sublease rentals per square foot would have resulted in a higher/lower impairment charge of $2m. $
37
m of this impairment charge was borne by the System Fund in line with existing principles for cost allocation relating to this facility. The remaining $
13
m is recognised in the Americas region ($
6
m) and Central ($
7
m).
Barclay associate
An impairment charge of $13m has been recognised in 2020. The recoverable amount of the investment has been measured at fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a
10-year
period) and the reversion of the property sale. Within the fair value hierarchy, this is categorised as a Level 3 fair value measurement. The external valuer assumed a return to 2019 RevPAR levels over a three to four-year period, based on industry data specific to the New York market and supply factors in the luxury market located close to the InterContinental New York Barclay. The pre-tax
discount and capitalisation rates used in the valuation were 7.5% and 6.0%, respectively.
The sensitivity to the key assumptions is as follows:

•	A slower RevPAR recovery over a four to five-year period would have increased the impairment charge by $12m;

•	A quicker RevPAR recovery over a two to three-year period would have reduced the impairment charge by $11m;

•	A one percentage point increase/decrease in the discount rate used would have resulted in a $7m higher/lower impairment charge; and

•	A one percentage point increase/decrease in the terminal capitalisation rate used would have resulted in a higher/lower impairment charge of $8m/$11m respectively.
The impairment charge is presented net of a $4m fair value gain on a put option over part of the Group’s investment in the associate given the interaction between the value of the option and the value of the associate investment. The investment value and option value are presented separately in the Group statement of financial position; the put option value of $4m is presented within derivative financial instruments. The put option has been valued as the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value, as calculated for impairment testing and described above. The interaction between the associate value and the option results in 75% of any decrease in the fair value of the associate being offset by an equivalent increase in the value of the put option. Applying the sensitivities above, any increase in the value of the associate would reduce the put option value to $
nil
, resulting in a $4m fair value loss.
Six Senses management agreements
An impairment charge of $41m
was recognised during the year on the Six Senses management agreements acquired in 2019. The key assumption is RevPAR growth (forecast as detailed on page 135). Cash flows beyond the five-year period are extrapolated using a long-term growth rate of
2.0
% which does not exceed the long-term growth rate for the relevant markets. On this basis, the recoverable amount of the management agreement portfolio was estimated as $
3
m. Estimated future cash flows were discounted at
pre-tax
rates of
8.5
%-
14.7
%
depending on the country or region of the contract (see further detail in note 13). The impairment charge relates to the following regions: Americas $
5
m, EMEAA $
33
m, Greater China $
3
m.
There is no significant downside sensitivity as the contracts are valued at $3m. The upside sensitivity to the key assumption is as follows:

•	A RevPAR recovery over a four-year period (one year faster than the Base Case assumption) would have reduced the impairment charge by $2m.

InterContinental Boston
No impairment of property, plant and equipment and
right-of-use
assets was recognised in relation to the InterContinental Boston in the year. The recoverable amount was measured at value in use, using a discounted cash flow approach. The key assumptions are RevPAR growth (forecast as outlined on page 135) and discount rate. Cash flows beyond the five-year period are extrapolated using a US long-term growth rate of 1.7% which does not exceed the long-term average US growth rate. Estimated future cash flows were discounted at a pre-tax
rate of 7.7%.
The sensitivity to the key assumptions is as follows:

•	A slower recovery aligned with the Downside Case described on page 133 would have resulted in an impairment charge of $18m; and

•	A one percentage point increase in the discount rate used would have resulted in an impairment charge of $32m.
Trade deposits and contract assets relating to Service Properties Trust Impairment of trade deposits and loans (included within other financial assets on the Group statement of financial position)
,
and of contract assets
,
primarily relates to deposits of $66m made to Service Properties Trust (‘SVC’) in connection with a portfolio of management agreements. The deposits were non-interest-bearing
and repayable at the end of the management agreement terms and were therefore previously held at a discounted value, with the balance on initial recognition recorded as a contract asset. As a result of
Covid-19
the deposit was used in the first six months of 2020 to fund owner returns and was not expected to be recoverable. The deposit ($33m) and associated contract asset ($33m) were therefore impaired in full at 30 June 2020. The management agreements were subsequently terminated on 30 November, and as such there is no sensitivity to further impairment.
Other
non-current
assets
The impairment testing of the Kimpton management contract portfolio is no longer considered to be a significant estimate as the remaining carrying value is not significant and is not materially sensitive to changes in key assumptions.
Details of impairment testing on other
non-current
assets are contained at:

Asset type	Note
Goodwill and brands	13
Software	13
Management agreements	13
Property, plant and equipment	14
Right-of-use assets	15
Investments in associates	16
Trade deposits and loans	17
Contract costs	3
Contract assets	3

Expected credit losses
Occupancy levels have improved since the peak of the pandemic, but remain significantly lower than prior years. As such, cash inflows to hotel owners have been reduced. The Group has undertaken a number of actions to support the liquidity of hotel owners, including the waiver of certain fees, extended credit terms and, where appropriate, the use of payment plans. In comparison to the prior year, the Group has experienced an increase in ‘days sales outstanding’ and a reduction in cash collection. These factors, taken together with limited forward visibility on the pace and scale of market recovery, result in an increased level of uncertainty in calculating expected credit losses (see note 18).

The sensitivity of the amounts provided is as follows:

•	The provision equates to 20% of gross debt, with each one percentage point change resulting in a $4m change to the provision;

•	A 10% change in the expected collection rate for amounts provided relating to hotel owners subject to payment plans or identified as distressed would result in a $2m change in the provision; and

•	A 10% collection rate of amounts over 180 days would reduce the provision by $8m.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements comprise the Financial Statements of the Parent Company and entities controlled by the Group. Control exists when the Group has:

•	Power over an investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.
All intra-group balances and transactions are eliminated on consolidation.
The assets, liabilities and results of those businesses acquired or disposed of are consolidated for the period during which they were under the Group’s control.

Foreign currencies
Foreign currencies
Transactions in foreign currencies are translated to functional currency at the exchange rates ruling on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the relevant rates of exchange ruling on the last day of the period. Foreign exchange differences arising on translation are recognised in the Group income statement except on foreign currency borrowings that provide a hedge against a net investment in a foreign operation. These are taken directly to the currency translation reserve until the disposal of the net investment, at which time they are recycled against the gain or loss on disposal.
The assets and liabilities of foreign operations, including goodwill, are translated into US dollars at the relevant rates of exchange ruling on the last day of the period. The revenues and expenses of foreign operations are translated into US dollars at average rates of exchange for the period. The exchange differences arising on retranslation are taken directly to the currency translation reserve. On disposal of a foreign operation, the cumulative amount recognised in the currency translation reserve relating to that particular foreign operation is recycled against the gain or loss on disposal.

Business combinations and goodwill
Business combinations and goodwill
On the acquisition of a business, identifiable assets acquired and liabilities assumed are measured at their fair value. Contingent liabilities assumed are measured at fair value unless this cannot be measured reliably, in which case they are not recognised but are disclosed in the same manner as other contingent liabilities. The measurement of deferred tax assets and liabilities arising on acquisition is as described in the general principles detailed within the ‘Taxes’ accounting policy note on page 144 with the exception that no deferred tax is provided on taxable temporary differences in connection with the initial recognition of goodwill.
The cost of an acquisition is measured as the aggregate of the fair value of the consideration transferred. Contingent purchase consideration is measured at fair value on the date of acquisition and is re-measured
at fair value at each reporting date with changes in fair value recognised on the face of the Group income statement below operating loss/profit. Deferred purchase consideration is measured at amortised cost and the effect of unwinding the discount is recorded in financial expenses.
Payments of contingent purchase consideration reduce the balance sheet liability. The portion of each payment relating to the original estimate of the fair value of the contingent purchase consideration on acquisition is reported within cash flow from investing activities in the Group statement of cash flows and the portion of each payment relating to the increase or decrease in the liability since the acquisition date is reported within cash flow from operations.
Goodwill is recorded at cost, being the difference between the fair value of the consideration and the fair value of net assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses and is not amortised.
Transaction costs are expensed and are not included in the cost of acquisition.

Intangible assets
Intangible assets
Brands
Externally acquired brands are initially recorded at cost if separately acquired or fair value if acquired as part of a business combination, provided the brands are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Brands are amortised over their estimated useful lives (and tested for impairment if there are indicators of impairment) or tested for impairment at least annually if determined to have indefinite lives.
The costs of developing internally generated brands are expensed as incurred.
Management agreements
Management agreements acquired as part of a business combination are initially recorded at the fair value attributed to those contracts on acquisition.
The value of management agreements is amortised on a straight-line basis over the contract lives, including any extension periods at the Group’s option.
Software
Acquired and internally developed software are capitalised on the basis of the costs incurred to acquire and bring to use the specific software. Following initial recognition, the asset is carried at cost less any accumulated amortisation and accumulated impairment losses. Costs are generally amortised over estimated useful lives of three to five years on a straight-line basis with the exception of the Guest Reservation System which is amortised over 10 years (see page 167).
Internally generated development costs are capitalised and amortised over the estimated useful life of the asset when all of the following can be demonstrated: the ability and intention to complete the project; that the completed software will generate probable future economic benefits; the availability of adequate technical, financial and other resources to complete the project; and the ability to measure the expenditure.
Costs incurred in the research phase before the above criteria are met are expensed.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation and any impairment.
Repairs and maintenance costs are expensed as incurred.
Land is not depreciated. All other property, plant and equipment are depreciated to a residual value over their estimated useful lives, namely:

•	Buildings – over a maximum of 50 years; and

•	Fixtures, fittings and equipment – three to 25 years.
All depreciation is charged on a straight-line basis. Residual value is reassessed annually.

Leases
Leases
On inception of a contract, the Group assesses whether it contains a lease. A contract contains a lease when it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to use the asset and the obligation under the lease to make payments are recognised in the Group statement of financial position as a right-of-use
asset and a lease liability.
Lease contracts may contain both lease and
non-lease
components. The Group allocates payments in the contract to the lease and non-lease
components based on their relative stand-alone prices and applies the lease accounting model only to lease components.
The
right-of-use
asset recognised at lease commencement includes the amount of lease liability recognised, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received.
Right-of-use
assets are depreciated to a residual value over the shorter of the asset’s estimated useful life and the lease term.
Right-of-use
assets are also adjusted for any
re-measurement
of lease liabilities and are subject to impairment testing. Residual value is reassessed annually.
The lease liability is initially measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including
‘in-substance
fixed’ payments) and variable lease payments that depend on an index or a rate, less any lease incentives receivable.
‘In-substance
fixed’ payments are payments that may, in form, contain variability but that, in substance, are unavoidable. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease term includes periods subject to extension options which the Group is reasonably certain to exercise and excludes the effect of early termination options where the Group is reasonably certain that it will not exercise the option. Minimum lease payments include the cost of a purchase option if the Group is reasonably certain it will purchase the underlying asset after the lease term.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is re-measured
if there is a modification, a change in the lease term, a change in the
‘in-substance
fixed’ lease payments or as a result of a rent review or change in the relevant index or rate.
Variable lease payments that do not depend on an index or a rate are recognised as an expense in the period over which the event or condition that triggers the payment occurs.
The Group has opted not to apply the lease accounting model to intangible assets, leases of low-value
assets or leases which have a term of less than 12 months. Costs associated with these leases are recognised as an expense on a straight-line basis over the lease term.
Subleases of the Group’s assets are classified as operating leases when the risks and rewards of ownership are not substantially transferred to the sub-lessee.
Rental income arising is accounted for on a straight-line basis in the Group income statement.

Lease payments are presented as follows in the Group statement of cash flows:

•	Short-term lease payments, payments for leases of
low-value
assets and variable lease payments that are not included in the measurement of the lease liabilities are presented within cash flows from operating activities;

•	Payments for the interest element of recognised lease liabilities are included in ‘interest paid’ within cash flows from operating activities; and

•	Payments for the principal element of recognised lease liabilities are presented within cash flows from financing activities.

Associates and joint ventures
Associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies. A joint venture exists when two or more parties have joint control over, and rights to the net assets of, the venture. Joint control is the contractually agreed sharing of control which only exists when decisions about the relevant activities require the unanimous consent of the parties sharing control.
In determining the extent of power or significant influence, consideration is given to other agreements between the Group, the investee entity, and the investing partners, including any related management or franchise agreements and the existence of any performance guarantees.
Associates and joint ventures are accounted for using the equity method unless the associate or joint venture is classified as held for sale. Under the equity method, the Group’s investment is recorded at cost adjusted by the Group’s share of post-acquisition profits and losses, and other movements in the investee’s reserves, applying consistent accounting policies. When the Group’s share of losses exceeds its interest in an associate or joint venture, the Group’s carrying amount is reduced to $nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of an associate or joint venture.
If there is objective evidence that an associate or joint venture is impaired, an impairment charge is recognised if the carrying amount of the investment exceeds its recoverable amount.
Upon loss of significant influence over an associate or joint control of a joint venture, any retained investment is measured at fair value with any difference to carrying value recognised in the Group income statement.

Impairment of non-financial assets
Impairment of
non-financial
assets
Non-financial
assets are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable and, in the case of goodwill and brands with indefinite lives, at least annually. Assets that do not generate independent cash flows are allocated to the cash-generating unit (‘CGU’), or group of CGUs, to which they belong. If carrying values exceed their estimated recoverable amount, the assets or CGUs are written down to the recoverable amount. Recoverable amount is the greater of fair value less costs of disposal and value in use. Value in use is assessed based on estimated future cash flows discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses, and any subsequent reversals, are recognised in the Group income statement.
With the exception of goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased. A previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the impairment loss was recognised. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.

Financial assets
Financial assets
On initial recognition, the Group classifies its financial assets as being subsequently measured at amortised cost, fair value through other comprehensive income (‘FVOCI’), or fair value through profit or loss (‘FVTPL’).
Financial assets which are held to collect contractual cash flows and give rise to cash flows that are solely payments of principal and interest are subsequently measured at amortised cost. Interest on these assets is calculated using the effective interest rate method and is recognised in the Group income statement as financial income. The Group recognises a provision for expected credit losses for financial assets held at amortised cost. Where there has not been a significant increase in credit risk since initial recognition, provision is made for defaults that are possible within the next 12 months. Where there has been a significant increase in credit risk since initial recognition, provision is made for credit losses expected over the remaining life of the asset.
The Group has elected to irrevocably designate equity investments as FVOCI when they meet the definition of equity and are not held for trading. Changes in the value of equity investments classified as FVOCI are recorded directly in equity within the fair value reserve and are never recycled to the Group income statement. On disposal of equity investments, any related balance within the fair value reserve is reclassified to retained earnings. Dividends from equity investments classified as FVOCI are recognised in the Group income statement as other operating income when the dividend has been declared, when receipt of the funds is probable, and when the dividend is not a return of invested capital. Equity instruments classified as FVOCI are not subject to impairment assessment.
Financial assets measured at FVTPL include money market funds and other financial assets which do not have a fixed date of repayment.

Trade receivables
Trade receivables
Trade receivables are recognised initially at fair value and subsequently measured at amortised cost. A provision for impairment is made for lifetime expected credit losses. The Group has established a provision matrix that is based on its historical credit loss experience by region and number of days past due. Adjustments are made where management’s expectations of credit losses change.
Trade receivables are written off once determined to be uncollectable.

Cash and cash equivalents
Cash and cash equivalents
Cash comprises cash in hand and demand deposits.
Cash equivalents are short-term highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.
Cash and cash equivalents may include amounts which are subject to regulatory or other contractual restrictions and not available for general use by the Group.
Cash balances are classified as other financial assets when subject to a specific charge or contractually ring-fenced for a specific purpose, such that the Group does not control the circumstances or timing of its release.

Money market funds	Money market funds Money market funds are held at FVTPL, with distributions recognised in financial income.

Bank and other borrowings
Bank and other borrowings
Bank and other borrowings are initially recognised at the fair value of the consideration received less directly attributable transaction costs. They are subsequently measured at amortised cost.
Borrowings are classified as
non-current
when the repayment date is more than 12 months from the
period-end
date or where they are drawn on a facility with more than 12 months to expiry.

Finance costs
Finance costs
Financial income and expenses comprise income and charges on the Group’s financial assets and liabilities and related hedging instruments.
Finance charges relating to bank and other borrowings, including transaction costs and any discount or premium on issue, are recognised in the Group income statement using the effective interest rate method.
In the statement of cash flows, interest paid and received is presented within cash from operating activities, including any fees and discounts on issuance or settlement of borrowings.
Borrowing costs attributable to the acquisition or development of assets that necessarily take a substantial period of time to prepare for their intended use are capitalised as part of the asset cost.
Capitalised interest paid is presented within investing activities in the statement of cash flows.

Derivative financial instruments and hedging
Derivative financial instruments and hedging
Derivatives are initially recognised and subsequently
re-measured
at fair value. The method of recognising the
re-measurement
depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged (see below).
Changes in the fair value of derivatives which have either not been designated as hedging instruments or relate to the ineffective portion of hedges are recognised immediately in the Group income statement.
Documentation outlining the measurement and effectiveness of any hedging arrangement is maintained throughout the life of the hedge relationship.

Interest arising from currency derivatives and interest rate swaps is recorded in either financial income or expenses over the term of the agreement, unless the accounting treatment for the hedging relationship requires the interest to be taken to reserves.
Interest paid reported within the Group statement of cash flows includes interest paid on the Group’s bonds, including the effect of the related derivative financial instruments.
Cash flow hedges
Financial instruments are designated as cash flow hedges when they hedge exposure to variability in cash flows that are attributable to either a highly probable forecast transaction or a particular risk associated with a recognised asset or liability.
Changes in the fair value are recorded in other comprehensive income and the cash flow hedging reserve to the extent that the hedges are effective. When the hedged item is recognised, the cumulative gains and losses on the related hedging instrument are reclassified to the Group income statement, within financial expenses.
Net investment hedges
Financial instruments are designated as net investment hedges when they hedge the Group’s net investment in foreign operations.
Changes in the fair value are recorded in other comprehensive income and the currency translation reserve to the extent that the hedges are effective. The cumulative gains and losses remain in equity until a foreign operation is sold, at which point they are reclassified to the Group income statement.

Offsetting of financial assets and financial liabilities
Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the Group statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the assets and settle the liabilities simultaneously. To meet these criteria, the right of set-off
must not be contingent on a future event and must be legally enforceable in all of the following circumstances: the normal course of business; the event of default; and the event of insolvency or bankruptcy of the Group and all of the counterparties.

Provisions
Provisions
Provisions are recognised when the Group has a present obligation as a result of a past event, it is probable that a payment will be made and a reliable estimate of the amount payable can be made. If the effect of the time value of money is material, the provision is discounted using a current pre-tax
discount rate that reflects the risks specific to the liability.
In respect of litigation, provision is made when management consider it probable that payment may occur and the amount can be reliably estimated even though the defence of the related claim may still be ongoing through the court process.

Taxes
Taxes
Current tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.
Deferred tax
Deferred tax assets and liabilities are recognised in respect of temporary differences between the tax base and carrying value of assets and liabilities including property, plant and equipment, intangible assets, application fees, contract costs, unrelieved tax losses, associates, gains rolled over into replacement assets, deferred compensation and other short-term temporary differences.
Judgement is used when assessing the extent to which deferred tax assets, particularly in respect of tax losses, should be recognised. Deferred tax assets are therefore recognised to the extent that it is regarded as probable that there will be sufficient and suitable taxable profits (including the future release of deferred tax liabilities) in the relevant legal entity or tax group against which such assets can be utilised in the future. For this purpose, forecasts of future taxable profits are considered by assessing the Group’s forecast revenue and profit models, taking into account future growth predictions and operating cost assumptions.
Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period.
Where deferred tax assets and liabilities arise in the same entity or group of entities and there would be a legal right to offset the assets and liabilities were they to reverse, the assets and liabilities are also offset on the Group statement of financial position. Otherwise, the assets and liabilities are not offset.

Retirement benefits
Retirement benefits
Defined contribution plans
Payments to defined contribution schemes are charged to the Group income statement as they fall due.
Defined benefit plans
Plan liabilities are measured on an actuarial basis using the projected unit credit method, discounted at an interest rate equivalent to the current rate of return on a high-quality corporate bond of equivalent currency and term to the plan liabilities. The value of plan liabilities at the period-end
date is the amount of deficit recorded in the Group statement of financial position.
The service cost of providing pension benefits to employees, together with the net interest expense or income for the year, is charged to the Group income statement within ‘administrative expenses’. Net interest is calculated by applying the discount rate to the defined benefit liability. Past service costs and gains, which are the change in the present value of the defined benefit obligation for employee service in prior periods resulting from plan amendments, are recognised immediately when the plan amendment occurs. Settlement gains and losses, being the difference between the settlement cost and the present value of the defined benefit obligations being settled, are recognised when the settlement occurs.
Re-measurements
comprise actuarial gains and losses which may result from differences between the actuarial assumptions underlying the plan liabilities and actual experience during the year or changes in the actuarial assumptions used in the valuation of the plan liabilities.
Re-measurement
gains and losses, and taxation thereon, are recognised in other comprehensive income and are not reclassified to profit or loss in subsequent periods.
Actuarial valuations are carried out on a regular basis and are updated for material transactions and other material changes in circumstances (including changes in market prices and interest rates) up to the end of the reporting period.

Assets and liabilties held for sale
Assets and liabilities held for sale
Assets and liabilities are classified as held for sale when their carrying amount will be recovered principally through a sale transaction rather than continuing use and a sale is highly probable and expected to complete within one year. For a sale to be highly probable, management need to be committed to a plan to sell the asset and the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value.
Assets designated as held for sale are held at the lower of carrying amount at designation and fair value less costs of disposal. Depreciation and amortisation is not charged against assets classified as held for sale.

Disposal of non-current assets
Disposal of
non-current
assets
The Group recognises sales proceeds and any related gain or loss on disposal on completion of the sales process. In determining whether the gain or loss should be recorded, the Group considers whether it:

•	Has a continuing managerial involvement to the degree associated with asset ownership;

•	Has transferred the significant risks and rewards associated with asset ownership; and

•	Can reliably measure and will actually receive the proceeds.

Revenue recognition
Revenue recognition
Revenue is recognised at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
Fee business revenue
Under franchise agreements, the Group’s performance obligation is to provide a licence to use IHG’s trademarks and other intellectual property. Franchise royalty fees are typically charged as a percentage of hotel gross rooms revenues and are treated as variable consideration, recognised as the underlying hotel revenues occur.
Under management agreements, the Group’s performance obligation is to provide hotel management services and a licence to use IHG’s trademarks and other intellectual property. Base and incentive management fees are typically charged. Base management fees are typically a percentage of total hotel revenues and incentive management fees are generally based on the hotel’s profitability or cash flows. Both are treated as variable consideration.

Like franchise fees, base management fees are recognised as the underlying hotel revenues occur. Incentive management fees are recognised over time when it is considered highly probable that the related performance criteria for each annual period will be met, provided there is no expectation of a subsequent reversal of the revenue.
Application and
re-licensing
fees are not considered to be distinct from the franchise performance obligation and are recognised over the life of the related contract.
Franchise and management agreements also contain a promise to provide technology support and network services to hotels. A monthly technology fee, based on either gross rooms revenues or the number of rooms in the hotel, is charged and recognised over time as these services are delivered. Technology fee income is included in Central revenue.
Technical service fees are received in relation to design and engineering support provided prior to opening of certain hotel properties. These services are a distinct performance obligation and the fees are recognised as revenue over the pre-opening
period in line with the stage of completion of the project.
IHG’s global insurance programme provides coverage to managed hotels for risks such as US workers’ compensation, employee and general liability. Premiums are payable by the hotels to the third-party insurance provider. As some of the risk is reinsured by the Group’s captive insurance company (‘the Captive’), SCH Insurance Company, premiums paid from the third-party insurance provider to the Captive are recognised as revenue as premiums are earned.
Contract assets
Amounts paid to hotel owners to secure management and franchise agreements (‘key money’) are treated as consideration payable to a customer. A contract asset is recorded which is recognised as a deduction to revenue over the initial term of the contract. Where loans are provided to an owner the difference, if any, between the face and market value of the loan on inception is recognised as a contract asset.
Typically, contract assets are not financial assets as they represent amounts paid by the Group at the beginning of a contract, and so are tested for impairment based on value in use rather than with reference to expected credit losses. Contract assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If carrying values exceed the recoverable amount determined by reference to estimated future cash flows discounted to their present value using a pre-tax
discount rate, the contract assets are written down to the recoverable amount.
In limited cases, the Group may provide performance guarantees to third-party hotel owners to secure management agreements. The expected value of payments under performance guarantees reduces the overall transaction price and is recognised as a deduction to revenue over the term of the contract.
Contract costs
Certain costs incurred to secure management and franchise agreements, typically developer commissions, are capitalised and amortised as an expense over the initial term of the related contract. These costs are presented as ‘contract costs’ in the Group statement of financial position.
Contract costs are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If carrying values exceed the recoverable amount determined by reference to estimated future cash flows discounted to their present value using a pre-tax
discount rate, the contract costs are written down to the recoverable amount.

Revenue from owned, leased and managed lease hotels
At its owned, leased and managed lease hotels, the Group’s performance obligation is to provide accommodation and other goods and services to guests. Revenue includes rooms revenue and food and beverage sales, which are recognised when the rooms are occupied and food and beverages are sold. Guest deposits received in advance of hotel stays are recorded as deferred revenue on the balance sheet. They are recognised as revenue along with any balancing payment from the guest when the associated stay occurs, or are returned to the customer in the event of a cancellation.
Cost reimbursements
In a managed property, the Group typically acts as employer of the general manager and, in some cases, other employees at the hotel and is entitled to reimbursement of these costs. The performance obligation is satisfied over time as the employees perform their duties, consistent with when reimbursement is received. Reimbursements for these services are shown as revenue with an equal matching employee cost, with no profit impact. Certain other costs relating to both managed and franchised hotels are also contractually reimbursable to IHG and, where IHG is deemed to be acting as principal in the provision of the related services, the revenue and cost are shown on a gross basis.
System Fund and other
co-brand
revenues
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for the specific purpose of use in marketing, the Guest Reservation System and hotel loyalty programme. The Fund also benefits from proceeds from the sale of loyalty points under third-party co-branding
arrangements. The Fund is not managed to generate a profit or loss for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
Under both franchise and management agreements, the Group is required to provide marketing and reservations services, as well as other centrally managed programmes. These services are provided by the Fund and are funded by assessment fees. Costs are incurred and allocated to the Fund in accordance with the principles agreed with the IHG Owners Association. The Group acts as principal in the provision of the services as the related expenses primarily comprise payroll and marketing expenses under contracts entered into by the Group. The assessment fees from hotel owners are generally levied as a percentage of hotel revenues and are recognised as those hotel revenues occur.
Certain travel agency commission revenues within the Fund are recognised on a net basis, where it has been determined that IHG is acting as agent.
In respect of the loyalty programme (IHG Rewards), the related performance obligation is to arrange for the provision of future benefits to members on consumption of previously earned reward points. Members have a choice of benefits: reward nights at an IHG hotel or other goods or services provided by third parties. Under its franchise and management agreements, IHG receives assessment fees based on total qualifying hotel revenue from IHG Rewards members’ hotel stays.
The Group’s performance obligation is not satisfied in full until the member has consumed the points at a participating hotel or selected a reward from a third party. Accordingly, loyalty assessments are deferred in an amount that reflects the stand-alone selling price of the future benefit to the member. Revenue is impacted by a ‘breakage’ estimate of the number of points that will never be consumed. On an annual basis, the Group engages an external actuary who uses statistical formulae to assist in formulating this estimate, which is adjusted to reflect actual experience up to the reporting date.

As materially all of the points will be either consumed at IHG managed or franchised hotels owned by third parties, or exchanged for awards provided by third parties, IHG is deemed to be acting as agent on consumption and therefore recognises the related revenue net of the cost of reimbursing the hotel or third party that is providing the benefit.
Performance obligations under the Group’s
co-brand
credit card agreements comprise:

a)	Arranging for the provision of future benefits to members who have earned points or free night certificates;

b)	Marketing services; and

c)	Providing the co-brand partner with the right to access the loyalty programme.
Revenue from a) and b) are reported within System Fund revenues. Prior to 1 January 2020, revenue from co-brand
credit card agreements relating to the right to access the loyalty programme was recorded within the Fund. As of 1 January 2020, this revenue is recorded within fee business revenue (see note 3).
Fees from these agreements comprise fixed amounts normally payable at the beginning of the contract, and variable amounts paid on a monthly basis. Variable amounts are typically based on the number of points and free night certificates issued to members and the marketing services performed by the Group. Total fees are allocated to the performance obligations based on their estimated stand-alone selling prices. Revenue allocated to marketing and licensing obligations is recognised on a monthly basis as the obligation is satisfied. Revenue relating to points and free night certificates is recognised when the member has consumed the points or certificates at a participating hotel or has selected a reward from a third party, net of the cost of reimbursing the hotel or third party that is providing the benefit.
Judgement is required in estimating the stand-alone selling prices which are based upon generally accepted valuation methodologies regarding the value of the licence provided and the number of points and certificates expected to be issued. However, the value of revenue recognised and the deferred revenue balance at the end of the year is not materially sensitive to changes in these assumptions.

Share-based payments
Share-based payments
The cost of equity-settled transactions with employees is measured by reference to fair value at the date at which the right to the shares is granted. Fair value is determined by an external valuer using option pricing models.
The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which any performance or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (vesting date).
The income statement charge for a period represents the movement in cumulative expense recognised at the beginning and end of that period. No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market or non-vesting
condition, which are treated as vesting irrespective of whether or not the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Fair value measurement
Fair value measurement
The Group measures each of the following at fair value on a recurring basis:

•	Financial assets and liabilities at FVTPL;

•	Financial assets measured at FVOCI; and

•	Derivative financial instruments.
Other assets are measured at fair value when impaired or remeasured on classification as held for sale by reference to fair value less costs of disposal. Additionally, the fair value of other financial assets and liabilities requires disclosure.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is measured by reference to the principal market for the asset or liability assuming that market participants act in their economic best interests.
The fair value of a
non-financial
asset assumes the asset is used in its highest and best use, either through continuing ownership or by selling it.
The Group uses valuation techniques that maximise the use of relevant observable inputs using the following valuation hierarchy:

Level 1:	Quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2:	Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3:	Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities measured at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Further disclosures on the particular valuation techniques used by the Group are provided in note 25.
Where significant assets (such as property) are valued by reference to fair value less costs of disposal, an external valuation will normally be obtained using professional valuers who have appropriate market knowledge, reputation and independence.

Exceptional items
Exceptional items
The Group discloses certain financial information both including and excluding exceptional items. The presentation of information excluding exceptional items allows a better understanding of the underlying trading performance of the Group and provides consistency with the Group’s internal management reporting. Exceptional items are identified by virtue of their size, nature, or incidence so as to facilitate comparison with prior periods and to assess underlying trends in the financial performance of the Group and its reportable segments. In determining whether an event or transaction is exceptional, management considers quantitative as well as qualitative factors.
Examples of exceptional items that meet the above definition and which have been presented as exceptional items in prior years include, but are not restricted to, gains and losses on the disposal of assets, impairment charges and reversals and reorganisation costs.

Presentational changes
Presentational changes
The presentation of the Group income statement has been amended to include impairment loss on financial assets as a separate line item reflecting the increased size of such losses and therefore providing more reliable and relevant information for the users of the financial statements. Comparatives have been represented on a consistent basis.

New accounting standards
New accounting standards
Adoption of new accounting standards
From 1 January 2020, the Group has applied the amendments to:

•	IAS 1 and IAS 8 ‘Definition of Material’;

•	IFRS 3 ‘Definition of a Business’;

•	IFRS 9, IAS 39 and IFRS 7 ‘Interest Rate Benchmark Reform Phase 1’;

•	IFRS 16 ‘Covid-19 related Rent Concessions’; and

•	References to the Conceptual Framework in IFRS Standards.
None of these amendments have had a material impact on the Group’s reported financial performance or position.
New standards issued but not yet effective
In 2020, the IASB published ‘Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16’ with an effective date of 1 January 2021.
From 1 January 2022, the Group will also apply the amendments to:

•	IAS 37 ‘Onerous Contracts: Cost of Fulfilling a Contract’;

•	IAS 16 ‘Property, Plant and Equipment: Proceeds before Intended Use’; and

•	Other existing standards arising from the Annual Improvements to IFRSs 2018 – 2020 cycle.
The effective date for the Amendment to IAS 1 ‘Classification of Liabilities as Current or
Non-Current’
has been deferred to
1 January 2023.
There is no anticipated material impact for these amendments on the Group’s reported financial performance or position.
The effective date for IFRS 17 ‘Insurance Contracts’ has been deferred to 1 January 2023. The Group has not yet determined the impact of this standard on the Group’s reported financial performance or position.

Government grants
Government grants
Government grants are recognised where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. Government grants relating to costs are recognised on a systematic basis within the Group income statement as an offset to the costs which the grants are intended to compensate.